Revenue and Related Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue

The following table disaggregates the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Three Months Ended March 31, 2025				Three Months Ended March 31, 2024
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$813	$362	$1,448	$2,623	$408	$1,269	$869	$2,546
Consumable and other products	10,918	4,849	2,349	18,116	10,297	4,299	2,528	17,124
Total	$11,731	$5,211	$3,797	$20,739	$10,705	$5,568	$3,397	$19,670

Service revenue:
Research services	$5,006	$329	$266	$5,601	$5,762	$2,802	$127	$8,691
Service-type warranties	1,509	893	192	2,594	1,637	852	194	2,683
Other services	362	202	4	568	318	248	27	593
Total	$6,877	$1,424	$462	$8,763	$7,717	$3,902	$348	$11,967

Collaboration and license revenue:	$771	$—	$—	771	$155	$—	$—	155
Total	$771	$—	$—	$771	$155	$—	$—	$155

When disaggregating revenue, the Company considers all of the economic factors that may affect its revenues. The following tables disaggregate the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Year Ended December 31, 2024
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$3,924	$3,857	$2,699	$10,480
Consumable and other products	39,794	20,760	8,706	69,260
Total	$43,718	$24,617	$11,405	$79,740

Service revenue:
Research services	$31,252	$5,833	$913	$37,998
Service-type warranties	6,319	3,490	798	10,607
Other services	1,618	976	45	2,639
Total	$39,189	$10,299	$1,756	$51,244

Collaboration and license revenue:	$3,681	$—	$771	$4,452
Total	$3,681	$—	$771	$4,452

	Year Ended December 31, 2023
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$6,374	$4,384	$4,947	$15,705
Consumable and other products	35,122	21,216	7,627	63,965
Total	$41,496	$25,600	$12,574	$79,670

Service and other revenues:
Research services	$24,706	$2,000	$1,122	$27,828
Service-type warranties	6,265	3,001	613	9,879
Other services	1,436	951	(5)	2,382
Total	$32,407	$5,952	$1,730	$40,089

Collaboration and license revenue:	$1,380	$—	$—	$1,380
Total	$1,380	$—	$—	$1,380

	Year Ended December 31, 2022
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$9,254	$8,362	$7,388	$25,004
Consumable and other products	25,894	14,514	4,396	44,804
Total	$35,148	$22,876	$11,784	$69,808

Service and other revenue:
Research services	$22,493	$1,013	$147	$23,653
Service-type warranties	5,581	2,779	480	8,840
Other services	1,144	722	136	2,002
Total	$29,218	$4,514	$763	$34,495

Collaboration and license revenue:	$274	$323	$52	$649
Total	$274	$323	$52	$649

Schedule of changes in costs to obtain a contract

Changes in costs to obtain a contract were as follows (in thousands):

	2025	2024
Balance as of December 31	$292	$288
Capitalization of costs to obtain a contract	46	97
Recognition of costs to obtain a contract	(140)	(95)
Balance as of March 31	$198	$290

Changes in costs to obtain a contract were as follows (in thousands):

	2024	2023	2022
Balance at December 31 of prior year	$288	$377	$440
Capitalization of costs to obtain a contract	362	528	1,387
Recognition of costs to obtain a contract	(358)	(617)	(1,450)
Balance at December 31	$292	$288	$377